Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Business disposals		$ 94,401
Impairment charge related to property, plant and equipment	$ 71,929
Property, plant and equipment pledged as security for outstanding bank loans and other payables	0
Property, plant and equipment	620,034	740,906	$ 888,862
Transfers from/(to) other accounts	(6,937)
Ganzi Ferroatlantica Silicon Industry Company, Ltd and MangShi Sinice Silicon Industry Company Limited
Disclosure of impairment loss and reversal of impairment loss [abstract]
Net reduction of property, plant and equipment		48,775
Ferroatlantica S.A.U. and Ultracore Polska Zoo
Disclosure of impairment loss and reversal of impairment loss [abstract]
Business disposals		94,401
Niagara Falls
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment	34,270
South Africa
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment	8,677
Spain
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment	11,041
Chateau Feuillet Facility In Europe
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment	17,941
Other segments | Spain
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment	11,041		$ 40,537
Property, plant and equipment	$ 33,537	$ 40,590